Quarterly Holdings Report
for
Fidelity® Hedged Equity Central Fund
April 30, 2023
HEC-NPRT1-0623
1.9907615.100
Common Stocks - 96.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.8%
Frontier Communications Parent, Inc. (a)	1,121	25,267
Iridium Communications, Inc.	513	32,560
Lumen Technologies, Inc. (b)	10,288	24,383
Verizon Communications, Inc.	19,771	767,708
		849,918
Entertainment - 1.5%
Activision Blizzard, Inc.	3,392	263,592
Liberty Media Corp. Liberty Formula One Class A (a)	504	32,649
Madison Square Garden Sports Corp.	174	34,887
Netflix, Inc. (a)	1,423	469,490
Roblox Corp. (a)	749	26,664
Spotify Technology SA (a)	291	38,878
The Walt Disney Co. (a)	6,427	658,768
Warner Bros Discovery, Inc.	9,560	130,112
		1,655,040
Interactive Media & Services - 4.9%
Alphabet, Inc. Class A (a)	33,811	3,629,273
Meta Platforms, Inc. Class A (a)	6,800	1,634,176
Pinterest, Inc. Class A (a)	1,049	24,127
		5,287,576
Media - 0.8%
Comcast Corp. Class A	17,090	707,013
DISH Network Corp. Class A (a)	3,128	23,491
Liberty Media Corp. Liberty SiriusXM Series A (a)	1,066	29,955
Nexstar Broadcasting Group, Inc. Class A	230	39,894
Sirius XM Holdings, Inc. (b)	7,924	30,111
		830,464
TOTAL COMMUNICATION SERVICES		8,622,998
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.1%
Gentex Corp.	1,160	32,004
Lear Corp.	347	44,298
		76,302
Automobiles - 1.5%
Ford Motor Co.	17,384	206,522
Harley-Davidson, Inc.	594	22,037
Tesla, Inc. (a)	8,029	1,319,245
		1,547,804
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	27,177	2,865,815
Etsy, Inc. (a)	840	84,865
Kohl's Corp.	1,311	28,881
Macy's, Inc.	1,898	31,013
		3,010,574
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	402	48,107
ARAMARK Holdings Corp.	1,066	36,990
Booking Holdings, Inc. (a)	120	322,357
Boyd Gaming Corp.	849	58,921
Choice Hotels International, Inc.	255	32,518
Churchill Downs, Inc.	128	37,444
Doordash, Inc. (a)	502	30,717
Hyatt Hotels Corp. Class A (a)	517	59,093
Las Vegas Sands Corp. (a)	1,577	100,691
Marriott Vacations Worldwide Corp.	332	44,674
McDonald's Corp.	2,880	851,760
Starbucks Corp.	4,018	459,217
Texas Roadhouse, Inc. Class A	628	69,469
Vail Resorts, Inc.	198	47,623
Wendy's Co.	2,198	48,576
Wyndham Hotels & Resorts, Inc.	692	47,208
		2,295,365
Household Durables - 0.5%
Leggett & Platt, Inc.	1,196	38,643
PulteGroup, Inc.	2,840	190,706
Taylor Morrison Home Corp. (a)	869	37,445
Tempur Sealy International, Inc.	736	27,578
Toll Brothers, Inc.	989	63,207
TopBuild Corp. (a)	189	42,616
Whirlpool Corp.	581	81,102
		481,297
Specialty Retail - 1.9%
AutoNation, Inc. (a)	306	40,300
Burlington Stores, Inc. (a)	263	50,709
Dick's Sporting Goods, Inc.	175	25,377
Five Below, Inc. (a)	288	56,840
Floor & Decor Holdings, Inc. Class A (a)	654	64,968
Foot Locker, Inc.	753	31,618
Gap, Inc.	2,000	19,200
Lithia Motors, Inc. Class A (sub. vtg.)	141	31,145
Murphy U.S.A., Inc.	142	39,083
Penske Automotive Group, Inc. (b)	412	57,095
Petco Health & Wellness Co., Inc. (a)(b)	2,986	29,741
RH (a)	104	26,534
Ross Stores, Inc.	2,330	248,681
The Home Depot, Inc.	3,874	1,164,292
Tractor Supply Co.	683	162,827
Williams-Sonoma, Inc.	234	28,323
		2,076,733
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	4,082	517,271
Ralph Lauren Corp. (b)	470	53,951
		571,222
TOTAL CONSUMER DISCRETIONARY		10,059,297
CONSUMER STAPLES - 7.1%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	2,858	186,027
PepsiCo, Inc.	5,746	1,096,854
The Coca-Cola Co.	16,370	1,050,136
		2,333,017
Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	555	42,385
Casey's General Stores, Inc.	115	26,314
Costco Wholesale Corp.	1,540	774,959
Dollar Tree, Inc. (a)	1,158	177,996
Performance Food Group Co. (a)	383	24,010
Target Corp.	2,254	355,569
U.S. Foods Holding Corp. (a)	1,553	59,635
Walmart, Inc.	4,869	735,073
		2,195,941
Food Products - 1.1%
Campbell Soup Co.	3,753	203,788
Flowers Foods, Inc.	1,619	44,539
Hormel Foods Corp.	3,987	161,234
Ingredion, Inc.	509	54,041
Kellogg Co.	3,700	258,149
Post Holdings, Inc. (a)	296	26,785
The Hershey Co.	1,602	437,442
		1,185,978
Household Products - 1.7%
Colgate-Palmolive Co.	6,322	504,496
Procter & Gamble Co.	8,400	1,313,592
		1,818,088
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	2,587	30,708
TOTAL CONSUMER STAPLES		7,563,732
ENERGY - 4.5%
Energy Equipment & Services - 0.4%
Halliburton Co.	4,734	155,039
Schlumberger Ltd.	5,172	255,238
		410,277
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (a)	770	17,702
Cheniere Energy, Inc.	451	69,003
Chesapeake Energy Corp.	423	34,974
Chevron Corp.	6,634	1,118,360
CNX Resources Corp. (a)	1,543	23,963
Coterra Energy, Inc.	3,987	102,067
Devon Energy Corp.	3,432	183,372
Diamondback Energy, Inc.	1,605	228,231
Exxon Mobil Corp.	14,658	1,734,628
Kinder Morgan, Inc.	15,456	265,070
Marathon Oil Corp.	6,288	151,918
Murphy Oil Corp.	1,134	41,629
Occidental Petroleum Corp.	2,869	176,530
Ovintiv, Inc.	1,466	52,893
PDC Energy, Inc.	364	23,678
Range Resources Corp.	1,174	31,052
Targa Resources Corp.	1,698	128,250
		4,383,320
TOTAL ENERGY		4,793,597
FINANCIALS - 12.5%
Banks - 3.0%
Bank of America Corp.	27,029	791,409
Cadence Bank	1,575	31,847
Commerce Bancshares, Inc.	692	38,648
Cullen/Frost Bankers, Inc.	174	19,184
East West Bancorp, Inc.	373	19,280
First Citizens Bancshares, Inc.	34	34,244
FNB Corp., Pennsylvania	1,668	19,149
Huntington Bancshares, Inc.	15,218	170,442
JPMorgan Chase & Co.	10,038	1,387,653
New York Community Bancorp, Inc.	2,987	31,931
Old National Bancorp, Indiana	1,483	19,887
Popular, Inc.	555	33,306
Prosperity Bancshares, Inc.	689	43,145
Synovus Financial Corp.	883	27,196
Webster Financial Corp.	553	20,627
Wells Fargo & Co.	12,838	510,311
Wintrust Financial Corp.	568	38,834
		3,237,093
Capital Markets - 1.9%
Affiliated Managers Group, Inc.	185	26,710
Ares Management Corp.	632	55,357
Blackstone, Inc.	900	80,397
Carlyle Group LP	1,589	48,194
Charles Schwab Corp.	4,842	252,946
Evercore, Inc. Class A	457	52,130
Franklin Resources, Inc.	3,554	95,532
Interactive Brokers Group, Inc.	634	49,357
Invesco Ltd.	5,313	91,012
Janus Henderson Group PLC	645	16,738
Jefferies Financial Group, Inc.	1,547	49,550
KKR & Co. LP	1,215	64,480
Lazard Ltd. Class A	409	12,802
LPL Financial	183	38,218
Morgan Stanley	6,241	561,503
Morningstar, Inc.	117	20,862
NASDAQ, Inc.	3,998	221,369
SEI Investments Co.	806	47,481
State Street Corp.	2,223	160,634
Stifel Financial Corp.	772	46,297
Tradeweb Markets, Inc. Class A	669	47,104
		2,038,673
Consumer Finance - 0.4%
Ally Financial, Inc.	2,134	56,295
American Express Co.	2,489	401,575
SLM Corp.	1,662	24,963
		482,833
Financial Services - 4.9%
Apollo Global Management, Inc.	860	54,515
Berkshire Hathaway, Inc. Class B (a)	6,175	2,028,796
Block, Inc. Class A (a)	770	46,808
Equitable Holdings, Inc.	2,421	62,922
MasterCard, Inc. Class A	3,084	1,172,013
PayPal Holdings, Inc. (a)	4,465	339,340
The Western Union Co.	2,923	31,948
Visa, Inc. Class A	5,943	1,383,114
Voya Financial, Inc.	836	63,937
WEX, Inc. (a)	134	23,765
		5,207,158
Insurance - 2.1%
AFLAC, Inc.	5,608	391,719
American Financial Group, Inc.	336	41,237
Arch Capital Group Ltd. (a)	3,044	228,513
Assured Guaranty Ltd.	453	24,403
Axis Capital Holdings Ltd.	315	17,810
Brighthouse Financial, Inc. (a)	509	22,498
Brown & Brown, Inc.	2,711	174,561
Fidelity National Financial, Inc.	1,409	50,005
First American Financial Corp.	560	32,262
Globe Life, Inc.	1,236	134,131
Hanover Insurance Group, Inc.	315	37,661
Loews Corp.	4,531	260,850
Markel Corp. (a)	77	105,377
Old Republic International Corp.	1,975	49,908
Primerica, Inc.	193	35,224
Principal Financial Group, Inc.	2,347	175,297
Reinsurance Group of America, Inc.	204	29,033
RenaissanceRe Holdings Ltd.	151	32,527
Selective Insurance Group, Inc.	304	29,284
Unum Group	702	29,624
W.R. Berkley Corp.	2,925	172,341
Willis Towers Watson PLC	876	202,882
		2,277,147
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	3,875	38,401
Annaly Capital Management, Inc.	2,719	54,326
Rithm Capital Corp.	3,523	28,748
Starwood Property Trust, Inc. (b)	3,517	62,919
		184,394
TOTAL FINANCIALS		13,427,298
HEALTH CARE - 13.7%
Biotechnology - 2.4%
AbbVie, Inc.	5,723	864,860
Alnylam Pharmaceuticals, Inc. (a)	119	23,705
Amgen, Inc.	1,762	422,422
Biogen, Inc. (a)	561	170,673
BioMarin Pharmaceutical, Inc. (a)	221	21,225
Gilead Sciences, Inc.	4,002	329,004
Moderna, Inc. (a)	1,121	148,970
Regeneron Pharmaceuticals, Inc. (a)	391	313,500
Vertex Pharmaceuticals, Inc. (a)	989	336,982
		2,631,341
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	6,791	750,202
Boston Scientific Corp. (a)	9,810	511,297
DexCom, Inc. (a)	1,600	194,144
Envista Holdings Corp. (a)	847	32,601
GE Healthcare Holding LLC	2,042	166,096
Globus Medical, Inc. (a)	755	43,896
Integra LifeSciences Holdings Corp. (a)	385	21,298
Intuitive Surgical, Inc. (a)	1,707	514,183
Masimo Corp. (a)	94	17,779
Penumbra, Inc. (a)	106	30,117
STERIS PLC	900	169,695
Teleflex, Inc.	528	143,891
The Cooper Companies, Inc.	580	221,241
		2,816,440
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	528	38,169
Centene Corp. (a)	2,957	203,826
Chemed Corp.	92	50,715
CVS Health Corp.	4,910	359,952
Encompass Health Corp.	864	55,426
HCA Holdings, Inc.	1,135	326,120
Humana, Inc.	801	424,922
Option Care Health, Inc. (a)	668	21,476
Tenet Healthcare Corp. (a)	537	39,373
UnitedHealth Group, Inc.	3,354	1,650,470
		3,170,449
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(b)	1,645	43,642
Veeva Systems, Inc. Class A (a)	395	70,737
		114,379
Life Sciences Tools & Services - 1.3%
Avantor, Inc. (a)	1,989	38,746
Danaher Corp.	2,387	565,504
QIAGEN NV (a)	1,002	44,699
Thermo Fisher Scientific, Inc.	1,275	707,498
		1,356,447
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	7,568	505,315
Eli Lilly & Co.	2,446	968,274
Johnson & Johnson	9,120	1,492,944
Merck & Co., Inc.	7,944	917,294
Pfizer, Inc.	17,884	695,509
Royalty Pharma PLC	800	28,120
		4,607,456
TOTAL HEALTH CARE		14,696,512
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	155	26,324
HEICO Corp.	545	91,909
Howmet Aerospace, Inc.	3,903	172,864
Lockheed Martin Corp.	856	397,569
Raytheon Technologies Corp.	6,149	614,285
The Boeing Co. (a)	1,833	379,028
Woodward, Inc.	281	26,982
		1,708,961
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,160	117,009
United Parcel Service, Inc. Class B	2,860	514,257
		631,266
Building Products - 0.4%
Builders FirstSource, Inc. (a)	409	38,761
Carlisle Companies, Inc.	198	42,738
Fortune Brands Home & Security, Inc.	702	45,412
Lennox International, Inc.	300	84,573
Masco Corp.	3,490	186,750
Owens Corning	543	57,998
Trex Co., Inc. (a)	599	32,741
		488,973
Commercial Services & Supplies - 0.9%
Cintas Corp.	888	404,724
Clean Harbors, Inc. (a)	372	54,000
Driven Brands Holdings, Inc. (a)	1,014	31,130
Republic Services, Inc.	2,915	421,567
Ritchie Bros. Auctioneers, Inc.	523	29,910
Tetra Tech, Inc.	189	26,152
		967,483
Construction & Engineering - 0.1%
AECOM	730	60,627
Willscot Mobile Mini Holdings (a)	602	27,331
		87,958
Electrical Equipment - 0.4%
AMETEK, Inc.	1,964	270,895
Hubbell, Inc. Class B	194	52,248
nVent Electric PLC	720	30,190
Regal Rexnord Corp.	332	43,213
Sensata Technologies, Inc. PLC	1,162	50,489
		447,035
Ground Transportation - 0.7%
Knight-Swift Transportation Holdings, Inc. Class A	877	49,393
Landstar System, Inc.	294	51,753
Saia, Inc. (a)	126	37,519
Uber Technologies, Inc. (a)	1,453	45,116
Union Pacific Corp.	2,429	475,355
Werner Enterprises, Inc.	664	29,993
XPO, Inc. (a)	413	18,246
		707,375
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	3,086	616,706
Machinery - 2.0%
AGCO Corp.	211	26,151
Caterpillar, Inc.	1,844	403,467
Cummins, Inc.	1,262	296,620
Dover Corp.	1,869	273,173
Fortive Corp.	3,343	210,910
Graco, Inc.	1,085	86,030
IDEX Corp.	965	199,099
ITT, Inc.	611	51,593
Lincoln Electric Holdings, Inc.	319	53,528
Middleby Corp. (a)	403	56,775
Oshkosh Corp.	315	24,104
PACCAR, Inc.	3,458	258,278
Snap-On, Inc.	679	176,139
Timken Co.	441	33,891
Toro Co.	251	26,169
		2,175,927
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	6,773	92,384
JetBlue Airways Corp. (a)	3,896	27,817
United Airlines Holdings, Inc. (a)	1,951	85,454
		205,655
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp. Class A	440	42,117
CACI International, Inc. Class A (a)	151	47,311
Genpact Ltd.	938	41,788
KBR, Inc.	926	52,532
Science Applications International Corp.	457	46,628
SS&C Technologies Holdings, Inc.	1,607	94,074
TransUnion Holding Co., Inc.	751	51,676
		376,126
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	305	212,149
Watsco, Inc.	164	56,806
WESCO International, Inc.	211	30,384
		299,339
TOTAL INDUSTRIALS		8,712,804
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 0.8%
Ciena Corp. (a)	409	18,830
Cisco Systems, Inc.	16,699	789,028
		807,858
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. (a)	440	50,349
Avnet, Inc.	217	8,953
Jabil, Inc.	726	56,737
Keysight Technologies, Inc. (a)	1,381	199,748
TD SYNNEX Corp.	472	42,027
		357,814
IT Services - 1.4%
Accenture PLC Class A	2,406	674,378
Amdocs Ltd.	517	47,176
Cloudflare, Inc. (a)	472	22,208
Cognizant Technology Solutions Corp. Class A	3,454	206,238
GoDaddy, Inc. (a)	585	44,273
IBM Corp.	3,447	435,735
MongoDB, Inc. Class A (a)	134	32,155
Okta, Inc. (a)	112	7,675
Snowflake, Inc. (a)	100	14,808
Twilio, Inc. Class A (a)	568	29,882
		1,514,528
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (a)	5,298	473,482
Broadcom, Inc.	1,562	978,593
Enphase Energy, Inc. (a)	481	78,980
Entegris, Inc. (b)	883	66,154
Intel Corp.	15,732	488,636
Lam Research Corp.	901	472,196
Lattice Semiconductor Corp. (a)	470	37,459
Micron Technology, Inc.	4,670	300,561
MKS Instruments, Inc.	515	43,193
Monolithic Power Systems, Inc.	273	126,118
NVIDIA Corp.	7,722	2,142,778
Qualcomm, Inc.	3,750	438,000
SolarEdge Technologies, Inc. (a)	198	56,555
Teradyne, Inc.	1,190	108,742
Texas Instruments, Inc.	3,559	595,065
Universal Display Corp.	247	32,965
Wolfspeed, Inc. (a)	236	10,986
		6,450,463
Software - 9.2%
Adobe, Inc. (a)	1,615	609,759
Aspen Technology, Inc.	100	17,700
Atlassian Corp. PLC (a)	187	27,612
Bentley Systems, Inc. Class B	777	33,069
Bill Holdings, Inc. (a)	181	13,903
Black Knight, Inc. (a)	545	29,779
Crowdstrike Holdings, Inc. (a)	260	31,213
Datadog, Inc. Class A (a)	464	31,264
DocuSign, Inc. (a)	685	33,866
Dolby Laboratories, Inc. Class A	602	50,381
Dropbox, Inc. Class A (a)	2,043	41,555
Dynatrace, Inc. (a)	706	29,850
Elastic NV (a)	511	29,255
Guidewire Software, Inc. (a)	698	53,181
HubSpot, Inc. (a)	92	38,727
Manhattan Associates, Inc. (a)	319	52,852
Microsoft Corp.	22,821	7,011,980
Oracle Corp.	5,746	544,261
Palantir Technologies, Inc. (a)(b)	3,773	29,241
Palo Alto Networks, Inc. (a)	251	45,797
Paylocity Holding Corp. (a)	100	19,329
Procore Technologies, Inc. (a)	580	30,978
Qualys, Inc. (a)	239	26,993
Salesforce, Inc. (a)	3,391	672,673
Splunk, Inc. (a)	500	43,120
UiPath, Inc. Class A (a)	1,903	26,794
VMware, Inc. Class A (a)	636	79,519
Workday, Inc. Class A (a)	507	94,373
Zoom Video Communications, Inc. Class A (a)	385	23,651
Zscaler, Inc. (a)	255	22,976
		9,795,651
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	45,174	7,665,120
Dell Technologies, Inc.	1,128	49,057
Hewlett Packard Enterprise Co.	9,454	135,381
		7,849,558
TOTAL INFORMATION TECHNOLOGY		26,775,872
MATERIALS - 2.4%
Chemicals - 1.7%
Albemarle Corp.	483	89,577
Ashland, Inc.	432	43,896
Axalta Coating Systems Ltd. (a)	2,919	92,153
Celanese Corp. Class A	1,272	135,137
Eastman Chemical Co.	1,996	168,203
Element Solutions, Inc.	2,409	43,723
Huntsman Corp.	1,698	45,489
Linde PLC	2,240	827,568
LyondellBasell Industries NV Class A	2,342	221,577
Olin Corp.	487	26,980
RPM International, Inc.	528	43,312
Valvoline, Inc.	860	29,713
Westlake Corp.	268	30,493
		1,797,821
Construction Materials - 0.0%
Eagle Materials, Inc.	230	34,088
Containers & Packaging - 0.3%
Aptargroup, Inc.	428	50,722
Berry Global Group, Inc.	872	50,410
Crown Holdings, Inc.	823	70,597
Graphic Packaging Holding Co.	2,011	49,591
Silgan Holdings, Inc.	960	47,290
Sonoco Products Co.	715	43,343
		311,953
Metals & Mining - 0.4%
Alcoa Corp.	570	21,170
Newmont Corp.	3,982	188,747
Reliance Steel & Aluminum Co.	140	34,692
Royal Gold, Inc.	281	37,216
Southern Copper Corp.	457	35,111
Steel Dynamics, Inc.	1,087	112,994
		429,930
TOTAL MATERIALS		2,573,792
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Homes 4 Rent Class A	2,764	91,931
American Tower Corp.	2,052	419,408
Americold Realty Trust	968	28,643
Apartment Income (REIT) Corp.	822	30,398
Brixmor Property Group, Inc.	2,138	45,604
Camden Property Trust (SBI)	1,837	202,162
CubeSmart	1,013	46,081
EastGroup Properties, Inc.	274	45,637
Equity Lifestyle Properties, Inc.	736	50,710
Federal Realty Investment Trust (SBI)	1,472	145,566
First Industrial Realty Trust, Inc.	870	45,649
Gaming & Leisure Properties	900	46,800
Healthcare Trust of America, Inc.	1,875	37,088
Healthpeak Properties, Inc.	7,685	168,839
Independence Realty Trust, Inc.	2,360	39,294
Kite Realty Group Trust	1,415	29,319
Lamar Advertising Co. Class A	498	52,629
Life Storage, Inc.	368	49,452
Mid-America Apartment Communities, Inc.	1,480	227,624
National Retail Properties, Inc.	992	43,152
Omega Healthcare Investors, Inc.	1,358	36,340
Physicians Realty Trust	1,866	26,908
Prologis (REIT), Inc.	3,433	429,983
Rexford Industrial Realty, Inc.	736	41,047
SBA Communications Corp. Class A	644	168,013
Spirit Realty Capital, Inc.	779	29,960
Sun Communities, Inc.	628	87,248
UDR, Inc.	3,910	161,600
WP Carey, Inc.	898	66,632
		2,893,717
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	174	24,193
TOTAL REAL ESTATE		2,917,910
UTILITIES - 2.9%
Electric Utilities - 1.4%
Exelon Corp.	7,573	321,398
NextEra Energy, Inc.	8,612	659,938
OGE Energy Corp.	1,081	40,581
PNM Resources, Inc.	638	30,707
Xcel Energy, Inc.	5,889	411,700
		1,464,324
Gas Utilities - 0.0%
National Fuel Gas Co.	430	24,037
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	611	14,578
Multi-Utilities - 1.4%
Ameren Corp.	3,697	328,922
Black Hills Corp.	557	36,367
CMS Energy Corp.	4,714	293,494
Consolidated Edison, Inc.	3,988	392,698
DTE Energy Co.	2,415	271,470
NiSource, Inc.	8,281	235,677
		1,558,628
Water Utilities - 0.1%
Essential Utilities, Inc.	1,415	60,421
TOTAL UTILITIES		3,121,988
TOTAL COMMON STOCKS (Cost $98,363,689)		103,265,800

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	329,557	329,623
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	286,546	286,575
TOTAL MONEY MARKET FUNDS (Cost $616,198)		616,198

Equity Funds - 1.1%
	Shares	Value ($)
Domestic Equity Funds - 1.1%
iShares S&P 500 Index ETF (Cost $1,118,634)	2,721	1,136,453

Purchased Options - 2.0%
	Counterparty	Number of Contracts	Notional Amount	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	83	34,606,684	3,850	05/19/23	37,765
S&P 500 Index	Chicago Board Options Exchange	208	86,725,184	2,600	02/16/24	462,800
S&P 500 Index	Chicago Board Options Exchange	191	79,637,068	2,650	03/15/24	509,970
S&P 500 Index	Chicago Board Options Exchange	95	39,610,060	3,760	06/16/23	136,800
S&P 500 Index	Chicago Board Options Exchange	102	42,528,696	3,910	07/21/23	500,310
S&P 500 Index	Chicago Board Options Exchange	180	75,050,640	2,650	04/19/24	545,400

						2,193,045
TOTAL PURCHASED OPTIONS (Cost 3,830,857)						2,193,045

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $103,929,378)	107,211,496
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(174,836)
NET ASSETS - 100.0%	107,036,660

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	328,083	756,065	754,525	3,269	-	-	329,623	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	1,177,903	891,328	249	-	-	286,575	0.0%
Total	328,083	1,933,968	1,645,853	3,518	-	-	616,198

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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